EMPLOYEE BENEFIT PLAN - Accumulated Benefit Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 146	$ 168